(Great Hall LOGO)                                            September 12, 1997


To Our Shareholders:

I am pleased to present the July 31, 1997 Annual Report for the Great Hall Prime, U.S. Government and Tax-Free Money Market Funds. This report contains a statement of Assets and Liabilities for each Fund and a detailed schedule of each Fund's investment portfolio as of July 31, 1997. Also included are Statements of Operations which show each Fund's earnings and expenses, and Statements of Changes in Net Assets for the fiscal year.

Interest rates rose and fell in two full cycles during the fiscal year, and ended the year at approximately the beginning of the year levels. The two prime movers of interest rates throughout the year were the economy's growth rate and the market's perception of how the Federal Reserve would respond to that growth. The economy grew rapidly in the Fall of 1996, slowed late in the year, sped up again in the first quarter of 1997, and then slowed again. Interest rates rose when the economy grew rapidly with the expectation that the Fed would raise short-term interest rates, and fell when the economy's growth rate subsided. In March the Federal Reserve did indeed respond to strong growth and low unemployment by increasing the fed funds rate (the rate at which banks lend each other money overnight) from 5.25% to 5.50%. Over the entire fiscal year most short-term interest rates traded within a range of only 0.50% to 0.60%. So although there were numerous changes in the market's sentiment, these changes mostly offset each other, and interest rates remained in a fairly narrow range.

The primary goals of each Fund are to preserve capital and maintain high liquidity. To meet these goals the Funds' managers employ careful credit analysis on all investments, and the Funds are managed very conservatively. Furthermore, none of the Funds use risky derivatives to boost its yield. Despite these conservative policies, the Funds' yields have remained competitive compared to other money market funds. This prudent and successful strategy has earned the confidence of investors, who have increased the net asset level of the Funds to an all-time high of $3.7 billion as of July 31,1997.

Thank you for your confidence in the Great Hall Funds. We pledge to continue managing these Funds in the careful and diligent manner that you have come to expect.

Sincerely,


J. Scott Spiker
Chief Executive Officer
Great Hall Investment Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 1997
                                         Prime     U.S. Government   Tax-Free
                                         Money          Money          Money
                                      Market Fund    Market Fund    Market Fund
-------------------------------------------------------------------------------
Assets:
Investments in securities a
  market value (note 2),
  (identified cost $3,117,513,689;
  $181,234,836 and $420,942,637,
  respectively)....................  $3,117,513,689  $181,234,836  $420,942,637
Cash in bank on demand deposit.....         194,264        85,919       178,729
Accrued interest receivable........      13,799,676     1,000,360     2,576,898
Receivable for investment
  securities sold..................              --            --     4,001,534
-------------------------------------------------------------------------------
Total assets.......................   3,131,507,629   182,321,115   427,699,798
-------------------------------------------------------------------------------
Liabilities:
Payable for investment
  securities purchased.............              --            --     4,676,818
Accrued investment advisory fee....       1,225,104        72,151       181,746
Other accrued expenses.............         428,540        93,469       100,825
-------------------------------------------------------------------------------
Total liabilities..................       1,653,644       165,620     4,959,389
-------------------------------------------------------------------------------
Net assets applicable to
  outstanding capital stock........  $3,129,853,985  $182,155,495  $422,740,409
-------------------------------------------------------------------------------
Represented by:
Capital stock - authorized
  100 billion shares of
  $.01 par value for each Fund,
  outstanding 3,129,853,985;
  182,155,495 and 422,740,409
  shares, respectively.............     $31,298,540    $1,821,555    $4,227,404
Additional paid-in capital.........   3,098,555,445   180,333,940   418,513,005
-------------------------------------------------------------------------------
Total - representing
  net assets applicable to
  outstanding capital stock........  $3,129,853,985  $182,155,495  $422,740,409
-------------------------------------------------------------------------------
Net asset value per share of
  outstanding capital stock........           $1.00         $1.00         $1.00
-------------------------------------------------------------------------------

              See accompanying notes to investments in securities.

STATEMENTS OF OPERATIONS
Year ended July 31, 1997
                                         Prime     U.S. Government   Tax-Free
                                         Money          Money          Money
                                      Market Fund    Market Fund    Market Fund
-------------------------------------------------------------------------------
Income:
  Interest......................     $157,409,157     $9,494,463    $14,482,296
-------------------------------------------------------------------------------
Expenses (note 4):
  Investment advisory fee.......       13,295,885        796,320      2,007,198
  Custodian, accounting and
    transfer agent fees.........          368,000         51,405         40,500
  Sub-accounting transfer
    agent fees..................        3,050,000         74,608        102,557
  Reports to shareholders.......          961,286         19,000         35,000
  Amortization of
    organization costs..........            8,549          4,578          5,285
  Directors' fees...............           11,250         11,250         11,250
  Audit and legal fees..........           32,000         18,000         22,900
  Registration fees.............          465,000         61,399         83,824
  Administrative................           15,000            300          9,600
  Other expenses................           31,627          3,197         24,718
-------------------------------------------------------------------------------
Total expenses..................       18,238,597      1,040,057      2,342,832
-------------------------------------------------------------------------------
Investment income - net.........      139,170,560      8,454,406     12,139,464
-------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations.....     $139,170,560     $8,454,406    $12,139,464
-------------------------------------------------------------------------------

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                              Prime                        U.S. Government                       Tax-Free
                                        Money Market Fund                 Money Market Fund                 Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                       Year            Year             Year             Year             Year             Year
                                       Ended           Ended            Ended            Ended            Ended            Ended
                                      7/31/97         7/31/96          7/31/97          7/31/96          7/31/97          7/31/96
------------------------------------------------------------------------------------------------------------------------------------
Operations:
  Investment income,
    net.....................      $139,170,560     $94,637,073       $8,454,406       $6,521,362       $12,139,464      $11,649,531
------------------------------------------------------------------------------------------------------------------------------------
  Net increase in net
    assets resulting
    from operations.........       139,170,560      94,637,073        8,454,406        6,521,362        12,139,464       11,649,531
------------------------------------------------------------------------------------------------------------------------------------
Distributions to
  shareholders from:
    Investment income
      -- net................      (139,170,560)    (94,637,073)      (8,454,406)      (6,521,362)      (12,139,464)     (11,649,531)
    Net realized gains......                --              --               --               --                --         (378,871)
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions to
    shareholders............      (139,170,560)    (94,637,073)      (8,454,406)      (6,521,362)      (12,139,464)     (12,028,402)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions
  at net asset value of
  $1.00 per share:
    Proceeds from
      sales.................     1,741,550,277   1,205,825,019      220,284,955      174,595,563       541,367,559      358,435,430
    Shares issued for
      reinvestment of
      distributions.........       139,170,560      94,637,073        8,454,406        6,521,362        12,139,464       12,028,402
    Payment for shares
      redeemed..............    (1,156,322,769)   (493,931,322)    (193,269,020)    (156,680,720)     (489,919,846)    (374,204,795)
------------------------------------------------------------------------------------------------------------------------------------
  Increase (decrease) in net
    assets from capital
    share transactions......       724,398,068     806,530,770       35,470,341       24,436,205        63,587,177       (3,740,963)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)
  in net assets.............       724,398,068     806,530,770       35,470,341       24,436,205        63,587,177       (4,119,834)
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning
  of year...................     2,405,455,917   1,598,925,147      146,685,154      122,248,949       359,153,232      363,273,066
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end
  of year...................    $3,129,853,985  $2,405,455,917     $182,155,495     $146,685,154      $422,740,409     $359,153,232
------------------------------------------------------------------------------------------------------------------------------------

                                                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1.  Organization

    Great Hall Investment Funds, Inc. (the Company) was incorporated on June 24, 1991 and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company and presently includes three funds; Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund (the funds). The Company's articles of incorporation permit the board of directors to create additional funds in the future.

2.  Summary of Significant Accounting Policies

    The significant accounting policies followed by the funds are as follows:

    Investments in Securities
    Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium, is accrued daily.

    Use of Estimates
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Federal Taxes
    The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

    Distribution to Shareholders
    Distribution to shareholders from net investment income are declared daily and paid monthly through reinvestment in additional shares of the funds at net asset value or payable in cash.

    Organization Costs
    Organization expenses were incurred in connection with the start-up and initial registration of the funds. These costs were amortized over 60 months on a straight-line basis through October, 1996.

    Repurchase Agreements
    Securities pledged as collateral for repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

3.  Investment Security Transactions

    Cost of purchases and proceeds from sales of securities from August 1, 1996 to July 31, 1997 were as follows:

                                                  Purchases      Sales Proceeds
    ---------------------------------------------------------------------------
    Prime Money Market Fund...............    $16,025,147,495   $15,317,765,837
    U.S. Government Money Market Fund.....      6,445,049,770     6,410,160,000
    Tax-Free Money Market Fund............      1,272,222,323     1,213,185,818

4.  Fees and Expenses

    The Company has entered into an investment advisory and management agreement with Interra Advisory Services, Inc. (IAS), formerly IFG Asset Management Services, Inc., under which IAS manages each fund's assets and furnishes related office facilities, equipment, research and personnel.
    The agreement requires each fund to pay IAS a monthly fee based upon average daily net assets. The fee for the Prime Money Market Fund is equal to an annual rate of 0.55% of the first $700 million in net assets and then decreasing in reduced percentages to 0.40% of net assets in excess of $2 billion. The fee for the U.S. Government Money Market Fund is equal to an annual rate of 0.50% of the first $100 million in net assets and then decreasing in reduced percentages to 0.35% of net assets in excess of $300 million. The fee for the Tax-Free Money Market Fund is equal to an annual rate of 0.50% of net assets.

    Each of the three funds has also entered into sub-accounting agreements with affiliates Dain Bosworth Incorporated (DBI) and Rauscher Pierce Refsnes, Inc. (RPR) where each firm performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to DBI and RPR for providing such service, is equal to an annual rate of $12 per shareholder account plus certain out-of-pocket expenses.

    In addition to the investment advisory and management fee and the shareholder account servicing fee, each fund is responsible for paying most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organizational costs, insurance, interest and other miscellaneous expenses.

    Legal fees and expenses of $35,839 for the year ended July 31, 1997 were paid to a law firm of which the secretary of the funds is a partner.

5.  Financial Highlights

    Per share data for a share of capital stock outstanding throughout each period and selected information for the period are as follows:

                                                                 Prime Money Market Fund
--------------------------------------------------------------------------------------------------------------
                                          Year ended     Year ended     Year ended    Year ended    Year ended
                                            7/31/97        7/31/96        7/31/95       7/31/94       7/31/93
--------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period...............         $1.00          $1.00          $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------
Income from
  investment operations.............          0.05           0.05           0.05          0.03          0.03
Distributions to shareholders
  from investment income............         (0.05)         (0.05)         (0.05)        (0.03)        (0.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period......         $1.00          $1.00          $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------
Total return........................          4.9%           5.0%           4.9%          2.8%          2.7%
Net assets at end
  of period (000s omitted)..........    $3,129,854     $2,405,456     $1,598,925    $1,029,775      $861,670
Ratio of expenses to
  average daily net assets*.........         0.64%          0.70%          0.77%         0.80%         0.78%
Ratio of net investment
  income to average
daily net assets*...................         4.90%          4.93%          4.93%         2.81%         2.68%
--------------------------------------------------------------------------------------------------------------

 * Various fund fees and expenses were voluntarily waived or absorbed by IAS for the Prime Money Market Fund during the periods prior to 1995. Had the Fund paid all expenses, the ratio of expenses and net investment income to average daily net assets would have been 0.81%/2.80% for the year ended July 31, 1994 and 0.82%/2.64% for the year ended July 31, 1993.

                                                           U.S. Government Money Market Fund
-------------------------------------------------------------------------------
                                          Year ended     Year ended     Year ended     Year ended     Year ended
                                           7/31/97        7/31/96        7/31/95        7/31/94        7/31/93
---------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period.................         $1.00          $1.00          $1.00         $1.00         $1.00
---------------------------------------------------------------------------------------------------------------
Income from
  investment operations.............          0.05           0.05           0.05          0.03          0.03
Distributions to shareholders
  from investment income............         (0.05)         (0.05)         (0.05)        (0.03)        (0.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period......         $1.00          $1.00          $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------
Total return........................          4.8%           4.9%           4.8%          2.7%          2.6%
Net assets at end
  of period (000s omitted)..........      $182,155       $146,685       $122,249       $56,815       $66,558
Ratio of expenses to
  average daily net assets..........         0.60%          0.65%          0.73%         0.78%         0.79%
Ratio of net investment
  income to average
  daily net assets..................         4.85%          4.87%          4.94%         2.73%         2.57%
-------------------------------------------------------------------------------------------------------------


                                                             Tax-Free Money Market Fund
--------------------------------------------------------------------------------------------------------------
                                          Year ended     Year ended     Year ended    Year ended    Year ended
                                            7/31/97        7/31/96        7/31/95       7/31/94       7/31/93
--------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period...............         $1.00          $1.00          $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------
Income from
  investment operations.............          0.03           0.03           0.03          0.02          0.02
Distributions to shareholders
  from investment income............         (0.03)         (0.03)         (0.03)        (0.02)        (0.02)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period......         $1.00          $1.00          $1.00         $1.00         $1.00
--------------------------------------------------------------------------------------------------------------
Total return........................          3.0%           3.0%           3.1%          2.0%          2.1%
Net assets at end
  of period (000s omitted)..........      $422,740       $359,153       $363,273      $275,278      $209,469
Ratio of expenses to
  average daily net assets..........         0.58%          0.59%          0.60%         0.65%         0.67%
Ratio of net investment
  income to average
  daily net assets..................         3.02%          3.03%          3.14%         1.98%         2.09%
--------------------------------------------------------------------------------------------------------------

PRIME MONEY MARKET FUND
Investments in Securities
July 31, 1997
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------

Commercial Paper & Other Corporate Obligations (96.03%):
-------------------------------------------------------------------------------

Agricultural Products (1.93%)
  Cargill Inc., 5.49%-5.52%, 9/16/97-10/10/97      $35,000,000      $34,644,483
  Cargill Financial Services, Inc.,
    5.38%-5.49%, 9/2/97-9/15/97                     25,970,000 (d)   25,812,584
                                                                   ------------
                                                                     60,457,067
                                                                   ------------
Banks - Domestic (19.45%)
  Allegheny University Hospital,
    5.52%, 9/17/97, LOC PNC Bank                    24,215,000       24,040,491
  Bank of America, 5.59%, 10/10/97                  30,000,000       30,000,000
  Bank of New York, 5.80%, 3/3/98                   15,000,000       14,995,791
  Bankers Trust Company,
    5.32%-5.81%, 9/9/97-1/8/98                      32,300,000 (d)   32,253,522
  Bankers Trust New York Corporation,
    5.53%, 10/14/97                                 10,000,000        9,886,328
  Bank One Columbus N.A.,
    5.53%-5.68%, 9/24/97-5/18/98                    45,000,000 (e)   44,990,881
  Comerica Bank of Detroit,
    6.00%-6.13%, 9/15/97-6/24/98                    30,000,000       30,065,381
  Fifth Third Bank, Cincinnati, 5.58%, 8/28/97      25,000,000       25,000,000
  First Bank, Minneapolis, N.A.,
    5.49%-5.58%, 8/4/97-6/1/98                      55,000,000 (e)   54,993,923
  First National Bank of Chicago, 5.65%, 10/1/97    15,000,000       15,000,479
  Formosa Plastics USA,
    5.63%, 8/12/97, LOC Bank of America             15,000,000       14,974,196
  Key Bank N.A., Cleveland, 5.89%, 3/11/98          20,000,000       19,995,233
  Morgan Guaranty Trust Company,
    5.38%-5.78%, 9/30/97-11/14/97                   27,000,000 (e)   26,995,646
  Nations Bank, 5.30%-5.58, 8/8/97-8/20/97          30,000,000       29,989,694
  Norwest Corporation,
    5.53%-6.11%, 8/19/97-11/15/97                   48,560,000       48,485,151
  PNC Bank, N.A., 5.34%-5.39, 11/25/97-1/9/98       25,000,000 (e)   24,994,685
  Regions Bank, 5.53%-5.60%, 8/11/97-10/20/97       75,000,000       74,992,306
  Suntrust Bank, 5.55%, 8/1/97                      15,000,000       15,000,000
  Wachovia Bank, North Carolina,
    5.53%-5.55%, 8/12/97-8/29/97                    62,500,000       62,314,006
  Wachovia Bank of Georgia, N.A., 5.71%, 10/6/97    10,000,000        9,895,317
                                                                   ------------
                                                                    608,863,030
                                                                   ------------
Banks - Other (17.68%)
  ABN - AMRO, 5.54%-6.05%, 8/19/97-6/11/98          40,000,000       39,939,710
  Accor S.A., 5.50%-5.55%, 10/8/97-10/23/97,
    LOC Banque Nationale De Paris                   47,000,000       46,460,285
  Banca Serfin SA, 5.33%-5.63%,
    8/5/97-10/20/97, LOC Barclays Bank              17,400,000       17,272,890
  Bank of Nova Scotia, 5.61%-5.68%, 9/2/97-9/17/97  50,000,000       50,000,322
  Barclay Bank, 5.48%, 9/2/97                       10,000,000        9,951,289
  Canadian Imperial Bank of Commerce,
    5.57%-5.78%, 9/2/97-2/27/98                     20,000,000       19,999,296
  Cemex S.A., 5.67%,8/12/97, LOC Credit Suisse      10,500,000       10,481,809

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------

Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Banks - Other (continued)
  Commed Fuel Company, Inc.,
    5.52%, 9/17/97, LOC Credit Suisse              $14,798,000      $14,691,356
  Deutsche Bank, 5.72%, 10/28/97                     2,000,000        1,999,322
  Formosa Plastics Corporation USA,
    5.60%-5.63%, 8/20/97-9/22/97,
      LOC ABN - AMRO Bank                           20,000,000       19,889,397
  Hahn Issuing Corporation, 5.52%, 9/16/97,
    LOC Canadian Imperial Bank of Commerce          25,000,000       24,823,667
  JMG Funding Inc.,
    5.52%, 8/29/97, LOC Societe Generale            15,000,000       14,935,600
  National Westminister Bank,
    5.63%-5.85%, 9/9/97-10/3/97                     30,000,000       30,001,351
  Petroleo Brasiliero, 5.52%-5.57%,
    8/13/97-10/24/97, LOC Barclays Bank             40,000,000       39,769,217
  Rabobank Nederland NY,
    5.54%-6.00%, 10/1/97-3/20/98                    34,700,000       34,697,687
  Royal Bank of Canada,
    5.53%-6.24%, 8/6/97-4/6/98                      40,700,000       40,692,778
  Sinochem American, Inc.,
    5.35%-5.66%, 8/4/97-5/2/97, LOC Credit Suisse   27,000,000       26,981,625
  Societe Generale, 5.58%-5.78%, 8/11/97-10/6/97    35,000,000       35,002,788
  Sunkyung America Inc.,
    5.50%, 10/22/97, LOC Credit Suisse              13,000,000       12,837,139
  Toronto Dominion Holdings, Inc.,
    5.48%-5.54%, 9/2/97-9/9/97                      50,290,000       50,022,105
  UBS Finance Incorporated, 5.50%, 8/8/97           12,955,000       12,941,145
                                                                   ------------
                                                                    553,390,778
                                                                   ------------
Business Machines (1.02%)
  Pitney Bowes Credit Inc., 5.56%, 8/27/97          12,000,000       11,951,467
  Xerox Corporation, 5.53%, 8/22/97                 20,000,000       19,935,483
                                                                   ------------
                                                                     31,886,950
                                                                   ------------
Chemicals (1.05%)
  Dupont (E.I.) deNemours & Co., 6.04%, 11/20/97    10,200,000       10,211,224
  Henkel Corporation,
    5.50%-5.51%, 10/2/97-10/16/97                   23,000,000 (d)   22,769,179
                                                                   ------------
                                                                     32,980,403
                                                                   ------------
Conglomerates (1.04%)
  Grand Metropolitan Capital Corp.,
    5.51%, 10/15/97                                 20,000,000       19,770,416
  Pacific Dunlop Holdings, Inc.,
    5.52%-5.63%, 8/22/97-8/29/97                    12,921,000 (d)   12,876,531
                                                                   ------------
                                                                     32,646,947
                                                                   ------------
Electronics (0.48%)
  Vermont American Corporation, 5.48%, 9/4/97       15,000,000 (d)   14,922,367
                                                                   ------------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------

Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Financial - Auto (1.32%)
  Ford Motor Credit Corporation,
    5.48%-6.25%, 8/11/97-3/25/98                   $28,600,000      $28,530,325
  Toyota Motor Credit Corporation, 5.49%, 9/16/97   12,970,000       12,879,016
                                                                   ------------
                                                                     41,409,341
                                                                   ------------
Financial - Diversified Business (13.34%)
  American General Finance Corporation,
    5.85%, 11/15/97                                  1,100,000        1,105,648
  Associates Corporation of North America,
    5.48%-5.55%, 9/5/97-9/11/97                     46,900,000       46,628,424
  Avco Financial Services,
    5.46%-6.33%, 9/9/97-5/1/98                      19,650,000 (e)   19,568,799
  Beneficial Corporation,
    5.50%-5.64%, 8/21/97-11/17/97                   56,345,000       56,056,352
  CIT Group Holdings, 5.50%-6.17%, 8/18/97-4/1/98   53,095,000 (e)   52,941,487
  Commercial Credit Corporation, 5.54%, 8/21/97     30,750,000       30,655,326
  General Electric Capital Corporation,
    5.48%-5.56%, 8/11/97-9/23/97                    47,000,000       46,808,727
  Household Finance Company,
    5.54%-6.00%, 8/4/97-7/6/98                      37,500,000 (e)   37,543,893
  Merrill Lynch & Co.,
    5.35%-5.79%, 9/8/97-5/6/98                      60,000,000 (e)   59,922,771
  Morgan (J.P.) and Company,
    5.48%, 8/25/97                                  15,000,000       14,945,200
  Morgan Stanley & Company,
    5.51%-5.66%, 9/11/97-5/15/98                    46,000,000 (e)   45,713,442
  Transamerica Finance Corporation, 5.77%, 8/15/97   5,550,000        5,551,975
                                                                   ------------
                                                                    417,442,044
                                                                   ------------
Financial - Diversified Business, Asset-Backed (19.89%)
  Asset Securitization Coop. Corporation,
    5.55%-5.57%, 8/7/97-8/27/97                     63,850,000 (d)   63,686,246
  Barton Capital Corporation,
    5.51%-5.56%, 8/8/97-9/19/97                     70,000,000 (d)   69,731,443
  Delaware Funding Corporation, 5.52%, 8/27/97      25,000,000 (d)   24,900,333
  Falcon Asset Securitization,
    5.51%-5.56%, 8/20/97-8/28/97                    55,540,000 (d)   55,363,316
  Fleet Funding Corporation,
    5.52%-5.53%, 8/25/97-9/10/97                    40,591,000 (d)   40,421,040
  Monte Rosa Capital Corporation,
    5.52%-5.54%, 8/15/97-9/3/97                     72,000,000 (d)   71,757,949
  Preferred Receivables Funding Corporation,
    5.52%-5.57%, 8/13/97-8/26/97                    65,025,000 (d)   64,865,443
  Receivables Capital Corporation,
    5.51%-5.52%, 9/4/97-9/8/97                      35,112,000 (d)   34,916,756
  Redwood Receivables Corporation,
    5.51%-5.60%, 8/1/97-9/12/97                     56,350,000 (d)   56,200,611
  Triple A One Funding,
    5.53%-5.62%, 8/15/97-9/10/97                    66,315,000 (d)   66,048,151
  Windmill Funding Corporation,
    5.53%-5.58%, 8/1/97-9/18/97                     74,979,000 (d)   74,699,465
                                                                   ------------
                                                                    622,590,753
                                                                   ------------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------

Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Food & Beverage (1.96%)
  CPC International, 5.52%-5.55%, 9/22/97-10/7/97  $37,400,000 (d)  $37,055,043
  HJ Heinz Company, 5.86%, 9/15/97                     500,000          499,781
  PepsiCo Incorporated, 5.48%, 9/15/97              23,990,000       23,825,669
                                                                   ------------
                                                                     61,380,493
                                                                   ------------
Household Products (4.04%)
  Clorox Company, 5.47%-5.57%, 8/4/97-9/23/97       69,000,000       68,703,442
  Colgate-Palmolive Company, 6.15%, 2/16/98          3,300,000        3,308,418
  Sherwin-Williams Co.,
    5.47%-5.56%, 8/14/97-10/14/97                   54,730,000 (d)   54,303,584
                                                                   ------------
                                                                    126,315,444
                                                                   ------------
Municipals (3.99%)
  Allegheny County, PA Sanitary Authority
    Sewer Revenue Bonds Series A,
      6.20%, 6/1/98, MBIA Insured                    2,000,000        2,011,907
  Arapahoe County, CO Series 1996A
    5.75%-6.00%, 11/1/97,
       LOC Banque Nationale De Paris                 6,430,000        6,430,000
  Bedford County Virginia Industrial Development
    Authority Series 1995B, 5.83%, 9/4/97,
      LOC Canadian Imperial Bank of Commerce        15,000,000       15,000,000
    Series 1995C, 5.83%, 9/4/97,
      LOC Societe Generale                           8,000,000        8,000,000
  City of Palmdale,
    CA Community Redevelopment, 5.82%, 11/15/97     10,000,000       10,025,610
  MetroCrest Hospital Authority,
    5.45%, 8/1/97, LOC Bank of New York             15,300,000       15,300,000
  New York City, New York G.O.
    5.70%-5.75%, 8/5/97-9/3/97, FGIC Insured        37,485,000       37,485,000
  Siouxland Regional Cancer Center,
    5.74%, 12/1/14, MBIA Insured                     4,375,000 (b)    4,375,000
  Virginia Housing Development
    Authority Commonwealth Mortgage
      Bonds Series A, 5.86%, 12/11/97               10,000,000        9,997,812
  West Baton Rouge Ind. Dev.
    (Dow Chemical Co. Project),
      5.70%, 8/11/97, Guaranty: Dow Chemical        16,300,000       16,300,000
                                                                   ------------
                                                                    124,925,329
                                                                   ------------
Oil Services (0.13%)
  Texaco Capital Corporation,
    5.82%-6.11%, 11/15/97                            3,925,000        3,958,122
                                                                   ------------
Printing & Publishing (1.52%)
  Gannett Company, 5.50%, 8/25/97                   18,335,000 (d)   18,267,771
  McGraw-Hill, Incorporated,
    5.50%-5.56%, 9/22/97-11/24/97                   29,500,000       29,167,981
                                                                   ------------
                                                                     47,435,752
                                                                   ------------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------

Commercial Paper & Other Corporate Obligations (continued):
-------------------------------------------------------------------------------

Retail Stores (2.57%)
  Dillard Department Stores, 5.80%, 9/15/97         $3,000,000       $3,013,533
  Nordstrom Credit Corporation, 5.49%, 8/25/97      11,000,000       10,959,740
  J.C. Penney Funding Inc.,
    5.50%-5.54%, 8/29/97-10/1/97                    49,500,000 (d)   49,080,409
  Toys "R" Us, 5.48%, 9/5/97                        17,553,000       17,459,481
                                                                   ------------
                                                                     80,513,163
                                                                   ------------
Utilities - Electric (4.14%)
  Carolina Power & Light,
    5.50%-5.55%, 8/7/97-9/22/97                     35,700,000       35,566,236
  Duke Energy Company, 5.64%, 8/12/97                2,060,000        2,059,988
  Pacific Gas and Electric,
    5.52%-5.55%, 8/26/97-9/22/97                    55,000,000       54,646,254
  Southern California Edison,
    5.57%, 10/6/97-10/8/97                          37,770,000       37,378,807
                                                                   ------------
                                                                    129,651,285
                                                                   ------------
Utilities - Telephone (0.48%)
  SBC Communications Capital Corp., 5.51%, 9/5/97   15,000,000       14,919,646
-------------------------------------------------------------------------------
Total Commercial Paper & Other
  Corporate Obligations (cost:  $3,005,688,914)                  $3,005,688,914
-------------------------------------------------------------------------------
Government & Agencies Securities (3.57%):
-------------------------------------------------------------------------------
  Federal Farm Credit Bank,
    5.51%-5.58%, 8/1/97-10/1/97                     35,000,000 (e)   35,000,000
  Federal Home Loan Bank, 5.54%, 12/16/97           10,000,000 (e)    9,999,084
  Federal National Mortgage Association,
    5.52%-5.71%, 8/1/97-11/10/97                    37,000,000 (e)   37,038,842
  Federal National Mortgage Corp., 5.40%, 12/3/97   10,000,000 (e)    9,997,682
  Private Export Funding Corp., 5.50%, 10/9/97      20,000,000       19,789,167
-------------------------------------------------------------------------------
Total Government & Agencies Securities (cost:  $111,824,775)       $111,824,775
-------------------------------------------------------------------------------
Total Investment in Securities (cost:  $3,117,513,689)  (c)      $3,117,513,689
-------------------------------------------------------------------------------

              See accompanying notes to investments in securities.

PRIME MONEY MARKET FUND
Investments in Securities (continued)


-------------------------------------------------------------------------------

Notes to Investments in Securities:
-------------------------------------------------------------------------------
(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) All or a portion consists of securities with interest rates that vary to reflect current market conditions; rate shown is the effective rate on July 31, 1997. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(c)  Also represents cost for federal income tax purposes.
(d) All or a portion consists of commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Directors.
(e) All or a portion consists of short-term securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on July 31, 1997.

U.S. GOVERNMENT MONEY MARKET FUND
Investments in Securities
July 31, 1997
                                                    Principal          Market
Name of Issuer                                        Amount          Value (a)
-------------------------------------------------------------------------------
     (Percentages of each investment category relate to total net assets.) Government & Agencies Securities (99.49%):
-------------------------------------------------------------------------------
Federal National Mortgage Association Notes (34.08%)
  5.36%-5.90%, 8/1/97-2/10/98                      $62,265,000 (c)  $62,081,424
Federal Home Loan Mortgage Corporation Notes (29.93%)
  5.35%-6.04%, 8/1/97-3/20/98                       54,695,000 (c)   54,520,835
Federal Home Loan Bank Notes (22.55%)
  5.35%-5.82%, 8/8/97-3/13/98                       41,170,000 (c)   41,078,592
Federal Farm Credit Bank Notes (7.13%)
  5.43%-5.71%, 8/1/97-4/14/98                       13,000,000 (c)   12,996,446
Student Loan Marketing Association Notes (3.46%)
  5.44%-5.61%, 10/30/97-2/5/98                       6,300,000        6,299,132
Tennessee Valley Authority (2.34%)
  5.43%, 8/19/97                                     4,270,000        4,258,407
-------------------------------------------------------------------------------
Total Investment in Securities (cost:  $181,234,836)  (b)          $181,234,836
-------------------------------------------------------------------------------
Notes to Investments in Securities:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)  Also represents cost for federal income tax purposes.
(c) All or a portion of the balance consists of securities with interest rates that reset at set intervals at rates that are based on specific market indices. Rate shown is the effective rate on July 31, 1997.

TAX-FREE MONEY MARKET FUND
Investments in Securities
July 31, 1997
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Arkansas (0.24%)
  Development Finance Authority Correction Facility Revenue,
    3.65%, 10/1/97, MBIA Insured                    $1,000,000       $1,000,000
                                                                   ------------
California (2.64%)
  Los Angeles Regional Airports
    Improvement Corp. Lease Revenue
      3.70%, 12/1/24, LOC Wachovia Bank of Georgia     700,000 (b)      700,000
      3.70%, 12/1/25, LOC Societe Generale           2,400,000 (b)    2,400,000
  School Cash Reserve Prog. Auth.,
    3.85%, 7/2/98, AMBAC Insured                     8,000,000        8,063,586
                                                                   ------------
                                                                     11,163,586
                                                                   ------------
Colorado (2.75%)
  Adams County Family Housing Revenue
    (Hunters Cove Project)
      Series 1985, 3.80%, 1/15/14, LOC GECC          7,500,000 (b)    7,500,000
  Arapahoe County School District #005,
    (Cherry Creek), 4.00%, 12/15/97                  1,000,000          985,476
  Arapahoe County
    (Dove Valley Metropolitan District) Series 1996B,
      4.00%, 11/1/25, LOC Banque National De Paris     820,000 (b)      820,000
  Denver City & County, 3.85%, 10/1/97               1,000,000        1,001,866
  Greenwood Metro District G.O.,
    3.50%, 12/1/97, MBIA Insured                     1,310,000        1,314,262
                                                                   ------------
                                                                     11,621,604
                                                                   ------------
Florida (4.35%)
  Dade County Revenue Capital Appreciation Bonds,
    3.82%, 2/1/98                                    1,125,000        1,103,871
  Housing Finance Authority MFHR Bonds,
    (Oaks-Orange Park), 3.70%, 7/1/07,
      LOC Chase Manhattan Bank                       2,580,000 (b)    2,580,000
    3.25%, 11/1/07, LOC Chase Manhattan Bank         3,000,000 (b)    3,000,000
  Jacksonville Electric Authority, 3.75%, 9/3/97     3,600,000        3,600,000
  Manatee County School District,
    3.70%, 8/1/97, AMBAC Insured                     3,000,000        3,000,000
  West Orange Memorial Hospital,
    3.60%, 9/10/97, LOC Rabobank Nederland           5,100,000        5,100,000
                                                                   ------------
                                                                     18,383,871
                                                                   ------------
Georgia (1.21%)
  Clayton County MFHR Series 1990
    (King's Arena Apartment),
      3.60%, 1/1/21, FSA Insured                     2,215,000 (b)    2,215,000
  Hapeville Development Authority,
    3.75%, 11/1/15, LOC Deutsche Bank                1,900,000 (b)    1,900,000
  State of Georgia G.O., 3.80%, 8/1/97               1,000,000        1,000,000
                                                                   ------------
                                                                      5,115,000
                                                                   ------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Hawaii (1.25%)
  County of Honolulu, 3.70%, 8/8/97                 $2,300,000       $2,300,000
  Honolulu City & County, 3.80%, 8/11/97             3,000,000        3,000,000
                                                                   ------------
                                                                      5,300,000
                                                                   ------------
Illinois (16.72%)
  Chicago O'Hare International Airport,
    3.65%, 1/1/15, LOC Societe Generale              3,400,000 (b)    3,400,000
  City of Springfield Community Improvement Revenue Bonds
    Series 1985, (Realing Restoration Project),
      3.85%, 12/1/15                                 3,300,000 (b)    3,300,000
  City of Springfield MFHR
    (OT Center Limited Project), 3.85%, 12/1/15      7,700,000 (b)    7,700,000
  Development Finance Authority Revenue,
    3.65%, 8/13/97                                  13,700,000       13,700,000
  Development Finance Authority
    (A.E. Stanley Manufacturing), 3.60%, 12/1/05,
      LOC Union Bank of Switzerland                  1,600,000 (b)    1,600,000
  Education Facilities Authority
    (Cultural Pool Program), 3.60%, 12/1/25,
      LOC First National Bank of Chicago               950,000 (b)      950,000
  Health Facilities Authority,
    3.60%, 9/9/97, MBIA Insured                      3,350,000        3,350,000
  Health Facilities Authority Demand Revenue Bonds
    Palos Community Hospital,
      3.60%, 12/1/15, LOC ABN AMRO                     600,000 (b)      600,000
    Series 1985B, 3.60%, 11/1/15,
      LOC First National Bank of Chicago            10,900,000 (b)   10,900,000
    University of Chicago Clinics,
      3.55%, 8/1/01-8/1/05, MBIA Insured             3,655,000 (b)    3,728,101
  Joliet Regional Port District IDR Bonds,
    3.80%, 7/15/03, Guaranty: Dow Chemical          12,840,000 (b)   12,840,000
  Lake County Community School District #60,
    3.65%, 12/1/97, FSA Insured                      1,000,000        1,009,909
  Peoria G.O. Series A,
    3.60%, 12/15/97, FGIC Insured                    1,290,000        1,294,215
  State of Illinois G.O., 3.90%, 11/1/97             1,750,000        1,774,013
  State Sales Tax Revenue, 3.80%, 6/15/98            1,175,000        1,235,793
  State Toll Highway Authority Revenue Bonds
    Series 1993B, 3.60%, 1/1/10, MBIA Insured        3,300,000 (b)    3,300,000
                                                                   ------------
                                                                     70,682,031
                                                                   ------------
Indiana (6.22%)
  Health Facilities Financing Authority
    Hospital Revenue Bonds Series 1990,
      3.65%, 11/1/20, LOC NBD Bank                   2,000,000 (b)    2,000,000
    Capital Access Designated Pool Program,
     3.65%, 12/1/02-1/1/12, LOC Comerica Bank       13,100,000 (b)   13,100,000
    St. Anthony Med. Ctr., 3.60%,
      12/1/14-12/1/17, LOC Rabobank Nederland       11,200,000 (b)   11,200,000
                                                                   ------------
                                                                     26,300,000
                                                                   ------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Iowa (2.95%)
  Higher Education Loan Authority
    Revenue Private College Facilities
      3.95%, 8/1/97, MBIA Insured                   $1,015,000       $1,015,000
  Mount Vernon Private College Project (Cornell)
    Series 1985, 3.95%, 10/1/15,
      LOC First Bank Minneapolis, N.A.               3,200,000 (b)    3,200,000
  Polk County Hospital Revenue Bonds,
    3.60%, 12/1/05, MBIA Insured                     5,240,000 (b)    5,240,000
  State School Corporation
    (Iowa Cash Anticipation Program),
      3.80%, 6/26/98, FSA Insured                    3,000,000        3,018,226
                                                                   ------------
                                                                     12,473,226
                                                                   ------------
Kansas (3.90%)
  City of Burlington PCR,
    3.75%, 8/11/97, LOC Toronto Dominion Bank       10,500,000       10,500,000
  Kansas City IDR,
    3.80%, 8/1/15, LOC Credit Suisse                 3,800,000 (b)    3,800,000
  State Development Finance Authority Health Facilities
    Revenue, (St. Luke's Shawnee Mission)
      3.60%, 11/15/97, MBIA Insured                  2,190,000        2,198,642
                                                                   ------------
                                                                     16,498,642
                                                                   ------------
Louisiana (1.81%)
  New Orleans Sewer Service Revenue,
    3.94%, 6/1/98, FGIC Insured                        800,000          806,709
  Parish of West Baton Rouge,
    3.85%, 8/7/97, Guaranty: Dow Chemical            5,050,000        5,050,000
  State Public Facilities Authority
    (Kenner Hotel LLP Project),
      3.75%, 12/1/15, LOC Deutsche Bank              1,800,000 (b)    1,800,000
                                                                   ------------
                                                                      7,656,709
                                                                   ------------
Maryland (6.26%)
  Anne Arundel County, 3.70%,
    9/11/97, LOC Baltimore Gas & Electric            9,300,000        9,300,000
  Baltimore Industrial Development Revenue,
    3.70%, 12/1/97                                   1,000,000        1,029,170
  Montgomery Cnty. Housing Opportunity,
    3.70%, 11/1/07, LOC GECC                        12,000,000 (b)   12,000,000
  Montgomery Cnty. Public Improvement Series A-1,
    3.90%, 7/1/07, FSA Insured                       2,100,000 (b)    2,100,000
  State of Maryland G.O., 3.50%, 10/15/97            2,010,000        2,022,318
                                                                   ------------
                                                                     26,451,488
                                                                   ------------
Massachusetts (0.24%)
  Boston Hospital Revenues, Escrowed in Governments,
    3.47%, 8/15/97, FHA Insured                      1,000,000        1,001,237
                                                                   ------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

Michigan (0.85%)
  Delta County Economic Development Corp.,
    3.75%, 12/1/23, LOC Bank of Nova Scotia           $400,000 (b)     $400,000
  Underground Storage Tank Financial Assurance Authority,
    3.75%, 10/1/97,
      LOC Canadian Imperial Bank of Commerce         3,200,000        3,200,000
                                                                   ------------
                                                                      3,600,000
                                                                   ------------
Minnesota (1.51%)
  Duluth Independent School Series A,
    (School District Credit Enhancement Program),
      3.90%, 9/30/97                                 1,000,000        1,000,158
  St. Paul Housing and Redevelopment Authority
    (Science Museum of MN Project) 3.75%, 5/1/27,
      LOC First Bank Minneapolis N.A.                1,250,000 (b)    1,250,000
  State Housing Finance Agency SFMR Series 1986A,
    3.70%, 8/1/97                                      850,000          850,000
  State Tax & Aid Anticipation Borrowing
    (School Districts), 3.80%, 8/13/98               1,000,000 (e)    1,000,000
  State Tax Certs. of Indebtedness Series A,
    (School District Credit Enhancement Program),
      3.95%, 8/19/97                                 2,300,000        2,300,600
                                                                   ------------
                                                                      6,400,758
                                                                   ------------
Missouri (0.90%)
  State Environmental Improvement
    & Energy Resource Authority PCR
      3.95%, 6/1/98, LOC Union Bank of Switzerland   2,000,000        2,001,600
    (Monsanto Corporation), 3.65%, 2/1/09            1,800,000 (b)    1,800,000
                                                                   ------------
                                                                      3,801,600
                                                                   ------------
Montana (2.15%)
  State Health Facilities Authority Revenue Bonds
    Series A, 3.60%, 12/1/15, FGIC Insured           9,105,000 (b)    9,105,000
                                                                   ------------
Nebraska (2.65%)
  Investment Finance Auth. Hospital Rev. Bonds,
    3.62%, 12/1/15, FGIC Insured                     4,100,000 (b)    4,100,000
  Lincoln Electric System Revenue Corp.
    Series 1995, 3.70%, 8/8/97                       5,100,000        5,100,000
  Omaha Public Power District Electric Revenue,
    3.68%, 2/1/98                                    2,000,000        2,016,806
                                                                   ------------
                                                                     11,216,806
                                                                   ------------
Nevada (3.01%)
  Clark County Airport System Refunding Revenue Notes
    Series 1993A, 3.60%, 7/1/12, MBIA Insured        9,540,000 (b)    9,540,000
    3.60%, 7/1/25, LOC Toronto Dominion Bank         3,200,000 (b)    3,200,000
                                                                   ------------
                                                                     12,740,000
                                                                   ------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------

New Jersey (1.43%)
  Camden County Municipal Utilities Auth.
    Sewer Revenue, 3.88%, 12/1/97, FGIC Insured     $3,450,000       $3,567,100
  Economic Development Authority Revenue Bonds
    (Volvo American Corp.),
      4.05%, 12/1/04, LOC Credit Suisse              1,200,000 (b)    1,200,000
    Series C (Performing Arts Ctr. Project),
      3.93%, 6/15/98, AMBAC Insured                  1,250,000        1,292,875
                                                                   ------------
                                                                      6,059,975
                                                                   ------------
New Mexico (0.26%)
City of Albuquerque Revenue Bonds,
    3.60%, 7/1/14, AMBAC Insured                     1,100,000 (b)    1,100,000
                                                                   ------------
New York (4.28%)
  New York City G.O.
    3.75%, 8/1/18, LOC Morgan Guaranty               4,000,000 (b)    4,000,000
    3.60%, 8/15/04, MBIA Insured                     1,600,000 (b)    1,600,000
  NYC Water Finance Authority,
    3.75%, 6/15/22-6/15/23, FGIC Insured             7,965,000 (b)    7,965,000
  Local Government Assist. Corp.,
    3.65%, 4/1/25, LOC Nat'l Westminster Bank        1,100,000 (b)    1,100,000
  Medical Care Facilities Finance Agency,
    3.83%, 8/15/97, MBIA Insured                     1,025,000        1,025,323
  St. Lawrence County IDA (Reynolds Metals Company),
    3.75%, 12/1/07, LOC Bank of Nova Scotia          1,250,000 (b)    1,250,000
  State Tollway Authority Hwy./Bridge Fund,
    3.71%, 4/1/98, AMBAC Insured                     1,135,000        1,144,488
                                                                   ------------
                                                                     18,084,811
                                                                   ------------
North Carolina (0.35%)
  Education Facilities Finance Agency Rev.
    (Bowman Gray School of Medicine),
      3.65%, 9/1/20, LOC Wachovia Bank               1,500,000 (b)    1,500,000
                                                                   ------------
Ohio (2.77%)
  Air Quality Development Authority PCR,
    3.75%, 8/6/97, FGIC Insured                      3,000,000        3,000,000
  Akron Sewer System Rev. Bonds Series 1996,
    3.80%, 12/1/97, MBIA Insured                     1,000,000        1,003,887
  State Water Development Authority PCR
    (Cleveland Electric Illuminating Project),
      3.70%, 9/8/97, FGIC Insured                    7,700,000        7,700,000
                                                                   ------------
                                                                     11,703,887
                                                                   ------------
Oklahoma (0.24%)
  Garfield County Industrial Authority PCR,
    3.70%, 1/1/25,
      Guaranty: Oklahoma Gas & Electric              1,000,000 (b)    1,000,000
                                                                   ------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Pennsylvania (6.93%)
  Beaver County IDA Pollution Control Revenue Bonds
    3.70%, 10/1/97, LOC Swiss Bank                  $2,100,000       $2,100,000
    3.70%, 11/20/97                                  5,800,000        5,800,000
  Delaware IDA, 3.75%, 11/18/97, FGIC Insured        1,000,000        1,000,000
  Lehigh County IDA
    (Allegheny Electric Coop.) Series 1985,
      3.80%, 12/1/15, LOC Rabobank Nederland         3,000,000 (b)    3,000,000
  Quakertown Hospital Authority,
    3.75%, 7/1/05, LOC PNC Bank                     16,400,000 (b)   16,400,000
  Water and Sewer System Revenue Sub. Series 1995B,
    3.60%, 9/1/97, FSA Insured                       1,000,000        1,000,310
                                                                   ------------
                                                                     29,300,310
                                                                   ------------
South Carolina (3.08%)
  Berkeley County PCR Revenue,
    3.65%, 12/1/08, LOC Royal Bank of Canada        10,725,000 (b)   10,725,000
  Florence County Hospital Revenue
    (McLeod Regional Medical Center)
      Series 1985A, 3.75%, 11/1/15, FGIC Insured     2,300,000 (b)    2,300,000
                                                                   ------------
                                                                     13,025,000
                                                                   ------------
Tennessee (0.50%)
  Clarksville Public Building Authority Revenue
    Series 1990, 3.60%, 7/1/13, MBIA Insured         1,100,000 (b)    1,100,000
  Shelby County Public Improvement
    Series 1989A, 3.75%, 8/1/09                      1,000,000 (b)    1,020,000
                                                                   ------------
                                                                      2,120,000
                                                                   ------------
Texas (8.42%)
  Arlington Independent School District
    Capital Appreciation Refunding Bonds,
      3.67%, 8/15/97, MBIA Insured                   1,250,000        1,248,267
  Austin Municipal Multiplier Refunding
    Series 1985, 3.95%, 9/1/97                       3,900,000        3,887,724
  Coastal Bend Health Facilities Development Corp.,
    3.65%, 8/15/27, LOC First Chicago                4,000,000 (b)    4,000,000
  Goose Creek Consolidated Independent School
    District Capital Appreciation Bonds,
      3.75%, 2/15/98, Texas PSF guaranteed           1,200,000        1,176,389
  Harris County Health Facilities Development Corp.
    Hospital Revenue, 3.80%, 10/1/17                 1,500,000 (b)    1,542,484
    3.60%, 6/1/24, LOC Societe Generale              4,900,000 (b)    4,900,000
  Lone Star Airport Improvement,
    3.70%, 12/1/14, LOC Royal Bank of Canada         2,100,000 (b)    2,100,000
  Nueces River Authority PCR Series 1985,
    3.80%, 12/01/99, LOC Bank of Nova Scotia         6,500,000 (b)    6,500,000

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)
                                                    Principal          Market
Name of Issuer (c)                                    Amount          Value (a)
-------------------------------------------------------------------------------
Texas (continued)
  San Antonio Electric and Gas
    Revenue Refunding Improvement
      Series 1988, 3.73%, 2/1/98                    $1,900,000       $1,976,910
  State Refunding Public Finance Authority
    Series 1995A, 3.53%, 10/1/97                     2,250,000        2,255,373
  State Tax Revenue Anticipation Notes
    Series 1996, 3.90%, 8/29/97                      6,000,000        6,003,651
                                                                   ------------
                                                                      35,590,79
                                                                   ------------
Utah (3.95%)
  Intermountain Power Agency (UT Power Supply),
    3.70%, 10/3/97, LOC Swiss Bank                   3,500,000        3,500,000
  State Board of Regents Student Loan Revenue Bonds
    Series B, 3.65%, 11/1/00, AMBAC Insured         13,200,000 (b)   13,200,000
                                                                   ------------
                                                                     16,700,000
                                                                   ------------
Washington (1.72%)
  State of Washingon G.O., 3.70%, 3/1/98             1,550,000        1,587,138
  State Health Care Facilities Authority Revenue
    Series A, 3.70%, 1/1/18,
      LOC Morgan Guaranty Trust                        985,000 (b)      985,000
    Fred Hutchenson Cancer Ctr.,
      3.70%, 1/1/23, LOC Morgan Guaranty Trust       4,700,000 (b)    4,700,000
                                                                   ------------
                                                                      7,272,138
                                                                   ------------
West Virginia (0.21%)
  State Hospital Finance Authority Revenue,
     3.85%, 8/1/97, FSA Insured                        875,000 (e)      874,160
                                                                   ------------
Wisconsin (0.50%)
  Health Facilities Authority, 3.55%, 1/1/16,
    LOC Toronto Dominion Bank                        2,100,000 (b)    2,100,000
                                                                   ------------
Wyoming (3.31%)
  Converse County PCR,
    3.80%, 8/5/97, LOC Deutsche Bank                 2,800,000        2,800,000
  Gillette, Campbell County PCR,
    3.75%, 9/5/97, LOC Deutsche Bank                 1,000,000        1,000,000
  Lincoln County PCR,
    3.75%, 11/1/14, Exxon Corporation                2,100,000 (b)    2,100,000
  Platte County PCR
    Series 1984A, 3.80%, 7/1/14,
      LOC Societe Generale                           7,900,000 (b)    7,900,000
    Series 1984B, 3.80%, 7/1/14,
      LOC Societe Generale                             200,000 (b)      200,000
                                                                   ------------
                                                                     14,000,000
-------------------------------------------------------------------------------
Total Investments in Securities (cost:  $420,942,637)   (d)        $420,942,637
-------------------------------------------------------------------------------

              See accompanying notes to investments in securities.

TAX-FREE MONEY MARKET FUND
Investments in Securities (continued)


-------------------------------------------------------------------------------

Notes to Investments in Securities:

(a) Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 1997. The maturity date shown represents final maturity. However, for purposes of Rule 2a-7, maturity is the next interest rate reset date at which time the security can be put back to the issuer.
(c)  Portfolio abbreviations:  AMBAC - American Municipal Bond
                                       Association Corporation
                                FGIC - Financial Guaranty Insurance Corporation
                                 FHA - Federal Housing Administration
                                 FSA - Financial Security Assurance Corporation
                                GECC - General Electric Capital Corporation
                                G.O. - General Obligation
                                 IDA - Industrial Development Authority
                                 IDR - Industrial Development Revenue
                                 LOC - Letter of Credit
                                MBIA - Municipal Bond Insurance Association
                                MFHR - Multi-Family Housing Revenue
                                 PCR - Pollution Control Revenue
                                SFMR - Single Family Mortgage Revenue

(d)  Also represents cost for federal income tax purposes.
(e) At July 31, 1997, the cost of securities purchased on a when issued basis was $1,875,253.75.

INDEPENDENT AUDITORS' REPORT
The Board of Directors and Shareholders
Great Hall Investment Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund (funds within Great Hall Investment Funds, Inc.) as of July 31, 1997 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended July 31, 1997 and the financial highlights for each of the years in the five-year period ended July 31, 1997. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund at July 31, 1997, and the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period ended July 31, 1997, and the financial highlights for each of the years in the five-year period ended July 31, 1997, in conformity with generally accepted accounting principles.

                                               KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 3, 1997

FEDERAL TAX INFORMATION
Information for federal income tax purposes is presented as an aid for shareholders in reporting the distributions shown below:

Distributions paid during the fiscal year ended July 31, 1997:

                            Prime Money     U.S. Government    Tax-Free Money
                            Market Fund    Money Market Fund    Market Fund
-------------------------------------------------------------------------------
     Payable Date            Per Share         Per Share         Per Share
-------------------------------------------------------------------------------
     August 30.......         $0.00439          $0.00431          $0.00270
     September 30....          0.00373           0.00367           0.00227
     October 31......          0.00413           0.00409           0.00251
     November 29.....          0.00410           0.00409           0.00259
     December 31.....          0.00412           0.00409           0.00261
     January 31......          0.00425           0.00421           0.00253
     March 3.........          0.00371           0.00368           0.00219
     March 31........          0.00385           0.00381           0.00219
     April 30........          0.00404           0.00400           0.00259
     June 2..........          0.00439           0.00433           0.00291
     June 30.........          0.00399           0.00393           0.00257
     July 31.........          0.00427           0.00423           0.00259
                              --------          --------          --------
                              $0.04895          $0.04843          $0.03023
                              ========          ========          ========

Source of Distributions
During the period ending July 31, 1997, 100% of the Tax-Free Money Market Fund distributions were derived from interest on municipal securities and qualify as exempt interest dividends for federal tax purposes.

Federal Taxation
Exempt interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income but need to be reported on the income tax return for information purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. By early February 1998, the Fund will provide the shareholder with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

Income distributions for the Prime Money Market Fund and U.S. Government Money Market Fund are taxable as ordinary dividend income and none qualify for the corporate dividends received deduction. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. By early February 1998, each shareholder will receive a breakdown of income earned by investment category on a calendar-year basis.

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